May. 18, 2016
TIAA-CREF Social Choice International Equity Fund
TIAA-CREF Social Choice International Equity Fund

TIAA-CREF INTERNATIONAL AND GLOBAL FUNDS

TIAA-CREF Social Choice International Equity Fund

(the “Fund” and a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 2

dated May 18, 2016 to the Statutory Prospectus dated

March 1, 2016 (the “Prospectus”)

The environmental, social and governance (“ESG”) methodology utilized by the Fund has been clarified. Therefore, the second sentence of the second paragraph in the section entitled “Principal investment strategies” set forth on page 43 of the Prospectus shall be replaced in its entirety with the following:

The ESG criteria are implemented based on data provided by independent research vendor(s).

In addition, the third paragraph of the section entitled “Principal investment strategies” set forth on page 43 of the Prospectus shall be replaced in its entirety with the following:

The ESG evaluation process is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate an issuer from being an eligible Fund investment. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The Fund will not generally invest in companies significantly involved in certain business activities, including but not limited to the production of alcohol, tobacco, military weapons, firearms, nuclear power and gambling.